Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A summary of the change in the carrying amount of goodwill for the year ended December 31, 2013 is as follows (the Company did not have any goodwill during the year ended December 31, 2012 or prior):

Goodwill
Balance at December 31, 2012	$—
Crossline business combination	3,638
Balance at December 31, 2013	$3,638

Components of Company's Intangible Assets
The components of the Company's other intangible assets as of December 31, 2013 and 2012 are as follows:

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Trade name	$1,720	$—	$1,720	$—	$—	$—
Customer relationships	2,350	(392)	1,958	2,350	(98)	2,252
Non-compete agreement	380	—	380	—	—	—
Active agent list	330	(88)	242	330	(22)	308
State licenses	104	—	104	—	—	—
Total finite-lived intangible assets	$4,884	$(480)	$4,404	$2,680	$(120)	$2,560
Indefinite-lived intangible assets:
Trade name	$1,030	—	$1,030	$1,030	—	$1,030
Total indefinite-lived intangible assets	1,030	—	1,030	1,030	—	1,030
Total other intangible assets	$5,914	$(480)	$5,434	$3,710	$(120)	$3,590